Leases (Tables)	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Summary of ROU Assets and Lease Liabilities

The Company recognized ROU assets and lease liabilities as follows:

June 30, 2024
$
Assets:
Leasehold premise	220,261
Addition	—
Amortization	(174,788)
Written-off	(44,991)
Effects of movements in exchange rates	(482)
Total right-of-use assets - Operating leases	—

June 30, 2024
$
Liabilities:
Current:
Operating lease liabilities	—
Non-current
Operating lease liabilities	—
Total lease liabilities	—

Summary of Short Term Lease Expenses

June 30, 2024
$
Short-term lease expenses	1,418